Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Receivables and Other Current Assets [Abstract]
Summary of Receivables and Other Current Assets
19. RECEIVABLES AND OTHER CURRENT ASSETS
As at December 31 December 31
millions of dollars
2025 2024
Customer accounts receivable – billed $
1,265 $
834
Customer accounts receivable – unbilled
400
342
Capitalized transportation capacity
(1)
238
216
Cash collateral provided to others
193
198
Prepaid expenses
105
105
Sales tax receivable
84
21
Income tax receivable
19
22
Allowance for credit losses (15) (12)
Other
150
85
Total
receivables and other current assets
$
2,439 $
1,811
(1) Capitalized transportation capacity represents the
value of transportation/storage received by EES
on asset management
agreements at the inception of the contracts. The
asset is amortized over the term of each
contract.